UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

19 E. Eagle Road
Havertown, PA 19083
(Address of principal executive offices) (Zip code)

19 E. Eagle Road
Havertown, PA 19083
(Name and address of agent for service)

(215) 330-4476
Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2024

Date of reporting period: September 30, 2024

Item 1. Report to Stockholders.

(a)

ARK 21Shares Active On-Chain Bitcoin Strategy ETF Ticker: ARKC Listed on: Cboe BZX Exchange, Inc.	September 30, 2024 Annual Shareholder Report 21shares-funds.com/product/arkc

This annual shareholder report contains important information about the ARK 21Shares Active On-Chain Bitcoin Strategy ETF (the “Fund”) for the period of November 14, 2023 to September 30, 2024 (the “Period”). You can find additional information about the Fund at 21shares-funds.com/product/arkc. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$35	0.30%

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

CUMULATIVE TOTAL RETURNS
Since Inception (11/14/2023)
ARK 21Shares Active On-Chain Bitcoin Strategy ETF - NAV	63.56%
Solactive GBS United States 1000 Index	29.14%
CME CF Bitcoin Reference Rate - New York Variant	79.33%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit 21shares-funds.com/product/arkc for more recent performance information.

Annual Shareholder Report: September 30, 2024

ARK 21Shares Active On-Chain Bitcoin Strategy ETF Ticker: ARKC Listed on: Cboe BZX Exchange, Inc.	September 30, 2024 Annual Shareholder Report 21shares-funds.com/product/arkc

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD? (TO BE UPDATED)
The Fund seeks to achieve its investment objective by allocating its assets between exposure to bitcoin futures contracts (via an affiliated underlying ETF) and cash equivalents based on a proprietary model. For the Period, the Fund returned 63.56% vs. 29.14% for the Solactive GBS United States 1000 Index and 79.33% for the CME CF Bitcoin Reference Rate - New York Variant (the “CME Reference Rate”), a daily benchmark index price for spot Bitcoin in U.S. dollars published daily at 4 PM New York time.
During the Period, the Fund’s absolute performance was positively impacted by the SEC’s approval and subsequent launch of spot bitcoin ETFs in the United States in January 2024, expectations of price appreciation on the back of April’s Bitcoin network “halving,” and generally positive market risk sentiment driven by interest rate cuts in the United States and Europe. Additionally, the Fund’s proprietary signal generated timely rebalancing trades that capitalized on market opportunities, further enhancing overall performance. Conversely, news of bitcoin selling from Germany and creditors of now defunct crypto exchanges and lending products negatively impacted the Fund’s returns in June and July.
The Fund leverages on-chain data (i.e., information of all transactions carried out on a blockchain network that is recorded on a public ledger) to adjust its allocations between bitcoin futures and U.S. Treasury Bills. The Fund underperformed the CME Reference Rate due to a consistently upward-sloping CME Bitcoin futures curve (i.e., the spot price of bitcoin is lower than the futures contracts price).

KEY FUND STATISTICS (as of Period End)
Net Assets	$1,202,179	Portfolio Turnover Rate*	25%
# of Portfolio Holdings	2	Advisory Fees Paid	$5,250
*Excludes impact of in-kind transactions.

FUND HOLDINGS (as of % of net assets)
ARK 21Shares Active Bitcoin Futures Strategy ETF	86.1%
Cash & Cash Equivalents	13.9%

Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit 21shares-funds.com/product/arkc. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Annual Shareholder Report: September 30, 2024

ARK 21Shares Blockchain and Digital Economy Innovation ETF Ticker: ARKD Listed on: Cboe BZX Exchange, Inc.	September 30, 2024 Annual Shareholder Report 21shares-funds.com/product/arkd

This annual shareholder report contains important information about the ARK 21Shares Blockchain and Digital Economy Innovation ETF (the “Fund”) for the period of November 14, 2023 to September 30, 2024 (the “Period”). You can find additional information about the Fund at 21shares-funds.com/product/arkd. You can also request this information by contacting us at (215) 330-4476. This report describes changes to the Fund that occurred during the Period.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$64	0.55%

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

CUMULATIVE TOTAL RETURNS
Since Inception (11/14/2023)
ARK 21Shares Blockchain and Digital Economy Innovation ETF - NAV	65.97%
Solactive GBS United States 1000 Index	29.14%
50% CME CF Bitcoin Reference Rate - New York Variant / 50% CME CF Ether-Dollar Reference Rate New York	54.23%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit 21shares-funds.com/product/arkd for more recent performance information.

Annual Shareholder Report: September 30, 2024

ARK 21Shares Blockchain and Digital Economy Innovation ETF Ticker: ARKD Listed on: Cboe BZX Exchange, Inc.	September 30, 2024 Annual Shareholder Report 21shares-funds.com/product/arkd

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The Fund seeks to achieve its investment objective by investing in a portfolio of assets that provide exposure to the blockchain and digital economy. For the Period, the Fund returned 65.97% vs. 29.14% for the Solactive GBS United States 1000 Index and 54.23% for an equally blended index consisting of 50% CME CF Bitcoin Reference Rate - New York Variant and 50% CME CF Ether-Dollar Reference Rate New York, daily benchmark indices for the price for spot bitcoin and ether, respectively, in U.S. dollars published daily at 4 PM New York time (the “Blended CME Reference Rate”).
During the Period, the Fund’s absolute performance was positively impacted by investor enthusiasm for the SEC’s approval and subsequent launch of spot bitcoin ETFs in the United States in January 2024 and generally positive market risk sentiment driven by interest rate cuts in the United States and Europe. Conversely, the Fund’s returns were negatively impacted by concerns over lackluster inflows into recently launched spot ether ETFs in the United States, growing traction among competing smart-contract platforms (decentralized systems that enable self-executing contracts on a blockchain), and falling Ethereum protocol revenue due to the recent growth of “Layer 2” platforms (off-chain technology built on top of a blockchain that strives to extend the capabilities of the underlying base layer network).
The Fund outperformed the Blended CME Reference Rate, primarily driven by its allocation to outperforming equities.

KEY FUND STATISTICS (as of Period End)
Net Assets	$3,024,374	Portfolio Turnover Rate*	29%
# of Portfolio Holdings	11	Advisory Fees Paid	$14,476
Excludes impact of in-kind transactions.

FUND HOLDINGS (as a % of Net Assets)
Financials	45.2%
ARK 21Shares Active Bitcoin Futures Strategy ETF	24.6%
ARK 21Shares Active Ethereum Futures Strategy ETF	17.2%
Information Technology	8.5%
Consumer Discretionary	4.3%
Cash & Cash Equivalents	0.2%
Material Fund Changes
This is a summary of certain changes to the Fund since November 14, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 31, 2025, at 21shares-funds.com/product/arkd or by calling (215) 330-4476.
The Fund changed its principal investment strategies and related principal investment risks to invest in ether futures contracts (through an affiliated underlying ETF or through a subsidiary). Ether is a digital asset also referred to as a crypto asset. Ether, as a digital asset, is a unit of account on the “Ethereum network,” an open source, decentralized peer-to-peer computer network, which is also known as the “Ethereum Blockchain.” Through an affiliated underlying ETF or subsidiary, the Fund may invest in standardized, exchange-traded ether futures contracts that are cash settled in U.S. dollars and are traded on, or subject to the rules of, commodity exchanges registered with the Commodity Futures Trading Commission, such as the Chicago Mercantile Exchange.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit 21shares-funds.com/product/arkd. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Annual Shareholder Report: September 30, 2024

ARK 21Shares Active Bitcoin Ethereum Strategy ETF Ticker: ARKY Listed on: Cboe BZX Exchange, Inc.	September 30, 2024 Annual Shareholder Report 21shares-funds.com/product/arky

This annual shareholder report contains important information about the ARK 21Shares Active Bitcoin Ethereum Strategy ETF (the “Fund”) for the period of November 14, 2023 to September 30, 2024 (the “Period”). You can find additional information about the Fund at 21shares-funds.com/product/arky. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$31	0.30%

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

CUMULATIVE TOTAL RETURNS
Since Inception (11/14/2023)
ARK 21Shares Active Bitcoin Ethereum Strategy ETF - NAV	36.77%
Solactive GBS United States 1000 Index	29.14%
CME CF Bitcoin Reference Rate - New York Variant	79.33%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit 21shares-funds.com/product/arky for more recent performance information.

Annual Shareholder Report: September 30, 2024

ARK 21Shares Active Bitcoin Ethereum Strategy ETF Ticker: ARKY Listed on: Cboe BZX Exchange, Inc.	September 30, 2024 Annual Shareholder Report 21shares-funds.com/product/arky

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The Fund seeks to achieve its investment objective by investing in a portfolio of bitcoin and ether futures contracts primarily traded on the Chicago Mercantile Exchange (“CME”) (via affiliated underlying ETFs). For the Period, the Fund returned 36.77% vs. 29.14% for the Solactive GBS United States 1000 Index and 79.33% for the CME CF Bitcoin Reference Rate - New York Variant (the “CME Reference Rate”), a daily benchmark index price for spot Bitcoin in U.S. dollars published daily at 4 PM New York time.
During the Period, the Fund’s absolute performance was positively impacted by the SEC’s approval and subsequent launch of spot bitcoin ETFs in the United States in January 2024, expectations of price appreciation following April’s Bitcoin network “halving,” and generally positive market risk sentiment driven by interest rate cuts in the United States and Europe. However, news of bitcoin selling from Germany and creditors of now defunct crypto exchanges and lending products negatively impacted the Fund’s bitcoin futures holdings in June and July.
The Fund leverages on-chain data (i.e., information of all transactions carried out on a blockchain network that is recorded on a public ledger) to adjust its allocations between bitcoin futures and ether futures. The Fund underperformed the CME Reference Rate due to a consistently upward-sloping CME bitcoin and ether futures curve (i.e., the spot price of the bitcoin and ether is lower than the futures contracts price). In addition, ether futures underperformed bitcoin futures throughout the Period due to concerns over lackluster inflows into recently launched spot ether ETFs, growing traction among competing smart-contract platforms (decentralized systems that enable self-executing contracts on a blockchain), and declining Ethereum protocol revenue due to the rise of “Layer 2” platforms (off-chain technology built on top of a blockchain that strives to extend the capabilities of the underlying base layer network), thus negatively impacting the Fund’s performance. Additionally, the Fund’s proprietary model generated rebalancing trades that allocated weight to ether futures relative to bitcoin futures, further contributing to the underperformance.

KEY FUND STATISTICS (as of Period End)
Net Assets	$3,213,461	Portfolio Turnover Rate*	64%
# of Portfolio Holdings	3	Advisory Fees Paid	$9,234
*Excludes impact of in-kind transactions.

FUND HOLDINGS (as a % of Net Assets)
ARK 21Shares Active Bitcoin Futures Strategy ETF	79.8%
ARK 21Shares Active Ethereum Futures Strategy ETF	20.0%
Cash & Cash Equivalents	0.2%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit 21shares-funds.com/product/arky. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Annual Shareholder Report: September 30, 2024

ARK 21Shares Active Bitcoin Futures Strategy ETF Ticker: ARKA Listed on: Cboe BZX Exchange, Inc.	September 30, 2024 Annual Shareholder Report 21shares-funds.com/product/arka

This annual shareholder report contains important information about the ARK 21Shares Active Bitcoin Futures Strategy ETF (the “Fund”) for the period of November 13, 2023 to September 30, 2024 (the “Period”). You can find additional information about the Fund at 21shares-funds.com/product/arka. You can also request this information by contacting us at (215) 330-4476. This report describes changes to the Fund that occurred during the Period.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$79	0.70%

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

CUMULATIVE TOTAL RETURNS
Since Inception (11/13/2023)
ARK 21 Shares Active Bitcoin Futures Strategy ETF - NAV	57.62%
Solactive GBS United States 1000 Index	31.83%
CME CF Bitcoin Reference Rate - New York Variant	72.19%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit 21shares-funds.com/product/arka for more recent performance information.

Annual Shareholder Report: September 30, 2024

ARK 21Shares Active Bitcoin Futures Strategy ETF Ticker: ARKA Listed on: Cboe BZX Exchange, Inc.	September 30, 2024 Annual Shareholder Report 21shares-funds.com/product/arka

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The Fund seeks to achieve its investment objective by investing in a portfolio of bitcoin futures contracts primarily traded on the Chicago Mercantile Exchange (“CME”). For the Period, the Fund returned 57.62% vs. 31.83% for the Solactive GBS United States 1000 Index and 72.19% for the CME CF Bitcoin Reference Rate - New York Variant (the “CME Reference Rate”), a daily benchmark index price for spot bitcoin in U.S. dollars published daily at 4 PM New York time.
During the Period, the Fund’s absolute performance was positively impacted by the SEC’s approval and the subsequent launch of spot bitcoin ETFs in the United States in January 2024, expectations of price appreciation on the back of April’s Bitcoin network “halving,” and generally positive market risk sentiment driven by interest rate cuts in the United States and Europe. Conversely, news of bitcoin selling from Germany and creditors of now defunct crypto exchanges and lending products negatively impacted the Fund’s returns in June and July.
The Fund underperformed the CME Reference Rate index due to a consistently upward-sloping CME Bitcoin futures curve (i.e., the spot price of bitcoin is lower than the futures contracts price), which forced the Fund to buy higher-priced futures contracts and sell lower-priced ones when rolling contract exposure, resulting in a “negative roll yield.”

KEY FUND STATISTICS (as of Period End)
Net Assets	$10,877,751	Advisory Fees	$79,520
# of Portfolio Holdings	7	Fees Waived and/or Expenses Reimbursed	(8,010)
Portfolio Turnover Rate*	0%	Net Advisory Fees Paid	$71,510
*Excludes impact of in-kind transactions.

FUND HOLDINGS (as a % of Net Assets)
Bitcoin Futures	99.6%
Micro Bitcoin Futures	0.3%
Cash & Cash Equivalents	0.1%

Material Fund Changes
This is a summary of certain changes to the Fund since November 14, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 31, 2025, at 21shares-funds.com/product/arka or by calling (215) 330-4476.
Effective May 24, 2024, the Fund’s investment adviser has contractually agreed to waive receipt of its management fees and/or assume expenses of the Fund to the extent necessary to offset net interest expenses incurred in connection with investments in reverse repurchase agreements. This agreement shall remain in effect indefinitely and may only be terminated by the Board of Trustees.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit 21shares-funds.com/product/arka. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Annual Shareholder Report: September 30, 2024

ARK 21Shares Active Ethereum Futures Strategy ETF Ticker: ARKZ Listed on: Cboe BZX Exchange, Inc.	September 30, 2024 Annual Shareholder Report 21shares-funds.com/product/arkz

This annual shareholder report contains important information about the ARK 21Shares Active Ethereum Futures Strategy ETF (the “Fund”) for the period of November 13, 2023 to September 30, 2024 (the “Period”). You can find additional information about the Fund at 21shares-funds.com/product/arkz. You can also request this information by contacting us at (215) 330-4476. This report describes changes to the Fund that occurred during the Period.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$66	0.70%

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

CUMULATIVE TOTAL RETURNS
Since Inception (11/13/2023)
ARK 21 Shares Active Ethereum Futures Strategy ETF - NAV	13.70%
Solactive GBS United States 1000 Index	31.83%
CME CF Ether-Dollar Reference Rate New York	23.61%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit 21shares-funds.com/product/arkz for more recent performance information.

Annual Shareholder Report: September 30, 2024

ARK 21Shares Active Ethereum Futures Strategy ETF Ticker: ARKZ Listed on: Cboe BZX Exchange, Inc.	September 30, 2024 Annual Shareholder Report 21shares-funds.com/product/arkz

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The Fund seeks to achieve its investment objective by investing in a portfolio of ether futures contracts primarily traded on the Chicago Mercantile Exchange (“CME”). For the Period, the Fund returned 13.70% vs. 31.83% for the Solactive GBS United States 1000 NTR Index and 23.61% for the CME CF ETH-USD 4 PM Reference Rate (the “CME Reference Rate”), a daily benchmark index price for spot ether in U.S. dollars published daily at 4 PM New York time.
During the Period, the Fund’s absolute performance was positively impacted by the SEC’s approval and subsequent launch of spot bitcoin ETFs in the United States in January 2024, which also bolstered Ethereum futures due to their high correlation with Bitcoin futures, alongside generally positive market risk sentiment driven by interest rate cuts in the United States and Europe. Conversely, the Fund’s returns were negatively impacted by concerns over lackluster inflows into recently launched spot ether ETFs, growing traction among competing smart-contract platforms (decentralized systems that enable self-executing contracts on a blockchain), and falling Ethereum protocol revenue due to the recent growth of “Layer 2” platforms (off-chain technology built on top of a blockchain that strives to extend the capabilities of the underlying base layer network).
The Fund underperformed the CME Reference Rate index due to a consistently upward-sloping CME ether futures curve (i.e., the spot price of ether is lower than the futures contracts price), which forced the Fund to buy higher-priced futures contracts and sell lower-priced ones when rolling contract exposure, resulting in a “negative roll yield.”

KEY FUND STATISTICS (as of Period End)
Net Assets	$7,098,030	Advisory Fees	$53,159
# of Portfolio Holdings	6	Fees Waived and/or Expenses Reimbursed	(6,340)
Portfolio Turnover Rate*	0%	Net Advisory Fees Paid	$46,819
*Excludes impact of in-kind transactions.

FUND HOLDINGS (as a % of Net Assets)
Ether Futures	99.3%
Micro Ether Futures	0.7%
Material Fund Changes
This is a summary of certain changes to the Fund since November 14, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 31, 2025, at 21shares-funds.com/product/arkz or by calling (215) 330-4476.
Effective May 24, 2024, the Fund’s investment adviser has contractually agreed to waive receipt of its management fees and/or assume expenses of the Fund to the extent necessary to offset net interest expenses incurred in connection with investments in reverse repurchase agreements. This agreement shall remain in effect indefinitely and may only be terminated by the Board of Trustees.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit 21shares-funds.com/product/arkz. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Annual Shareholder Report: September 30, 2024

(b) Not applicable

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the year covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the year covered by this report.

A copy of the registrant’s Code of Ethics is incorporated by reference.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Dr. Michael Pagano is an “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including review of the registrant’s tax returns and calculations of required income, capital gain and excise distributions. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	ARKC	ARKD	ARKY	ARKA	ARKZ
	FYE 9/30/2024	FYE 9/30/2024	FYE 9/30/2024	FYE 9/30/2024	FYE 9/30/2024
(a) Audit Fees	$7,250	$7,250	$7,250	$7,750	$7,750
(b) Audit-Related Fees	N/A	N/A	N/A	N/A	N/A
(c) Tax Fees	$1,750	$1,750	$1,750	$2,750	$2,750
(d) All Other Fees	N/A	N/A	N/A	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) None of the fees billed by any Fund's principal accountant were applicable to non-audit services pursuant to a waiver of the pre-approval requirement.

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g)None of the fees billed by any Fund's principal accountant were applicable to non-audit services billed or expected to be billed to any Fund’s investment adviser.

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction..

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.
(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Daniel Dorn, Chukwuemeka (Emeka) Oguh, and Michael Pagano.

(b) Not applicable.

Item 6. Investments
(a)

ARK 21SHARES ACTIVE ON CHAIN BITCOIN STRATEGY ETF
SCHEDULE OF INVESTMENTS
September 30, 2024

EXCHANGE TRADED FUNDS - 86.1%	Shares	Value
ARK 21Shares Active Bitcoin Futures Strategy ETF (a)(b)	23,729	$1,034,110
TOTAL EXCHANGE TRADED FUNDS (Cost $1,334,283)		1,034,110

SHORT-TERM INVESTMENTS - 57.0%
Money Market Funds - 57.0%
First American Government Obligations Fund - Class X, 4.82% (a)(c)	685,632	685,632
TOTAL SHORT-TERM INVESTMENTS (Cost $685,632)		685,632

TOTAL INVESTMENTS - 143.1% (Cost $2,019,915)		$1,719,742
Liabilities in Excess of Other Assets - (43.1)%		(517,563)
TOTAL NET ASSETS - 100.0%		$1,202,179

Percentages are stated as a percent of net assets.

(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Affiliated company as defined by the Investment Company Act of 1940.
(c)	The rate shown represents the 7-day effective yield as of September 30, 2024.

The accompanying notes are an integral part of these financial statements.

1

ARK 21SHARES BLOCKCHAIN AND DIGITAL ECONOMY INNOVATION ETF
SCHEDULE OF INVESTMENTS
September 30, 2024

COMMON STOCKS - 58.0%	Shares	Value
Asset Management & Custody Banks - 6.1%
Galaxy Digital Holdings Ltd. (a)	14,372	$184,478

Broadline Retail - 4.3%
MercadoLibre, Inc. (a)	63	129,274

Diversified Banks - 3.4%
NU Holdings Ltd./Cayman Islands - Class A (a)	7,559	103,180

Financial Exchanges & Data - 13.4%
Coinbase Global, Inc. - Class A (a)	2,270	404,446

Internet Services & Infrastructure - 8.5%
Shopify, Inc. - Class A (a)	3,233	259,093

Investment Banking & Brokerage - 5.9%
Robinhood Markets, Inc. - Class A (a)	7,691	180,123

Transaction & Payment Processing Services - 16.4%
Block, Inc. (a)	5,373	360,690
PayPal Holdings, Inc. (a)	1,734	135,304
		495,994
TOTAL COMMON STOCKS (Cost $1,463,677)		1,756,588

EXCHANGE TRADED FUNDS - 41.8%
ARK 21Shares Active Bitcoin Futures Strategy ETF (b)	17,071	743,954
ARK 21Shares Active Ethereum Futures Strategy ETF (b)	17,586	520,194
TOTAL EXCHANGE TRADED FUNDS (Cost $1,556,655)		1,264,148

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 4.82% (c)	5,034	5,034
TOTAL SHORT-TERM INVESTMENTS (Cost $5,034)		5,034

TOTAL INVESTMENTS - 100.0% (Cost $3,025,366)		$3,025,770
Liabilities in Excess of Other Assets - (0.0)% (d)		(1,396)
TOTAL NET ASSETS - 100.0%		$3,024,374

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) Affiliated company as defined by the Investment Company Act of 1940.
(c) The rate shown represents the 7-day effective yield as of September 30, 2024.
(d) Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.
The accompanying notes are an integral part of these financial statements.

2

ARK 21SHARES ACTIVE BITCOIN ETHEREUM STRATEGY ETF
SCHEDULE OF INVESTMENTS
September 30, 2024

EXCHANGE TRADED FUNDS - 99.8%	Shares	Value
ARK 21Shares Active Bitcoin Futures Strategy ETF (a)(b)	58,880	$2,565,990
ARK 21Shares Active Ethereum Futures Strategy ETF(b)	21,696	641,768
TOTAL EXCHANGE TRADED FUNDS (Cost $3,990,421)		3,207,758

SHORT-TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%
First American Government Obligations Fund - Class X, 4.82% (c)	17,742	17,742
TOTAL SHORT-TERM INVESTMENTS (Cost $17,742)		17,742

TOTAL INVESTMENTS - 100.4% (Cost $4,008,163)		$3,225,500
Liabilities in Excess of Other Assets - (0.4)%		(12,039)
TOTAL NET ASSETS - 100.0%		$3,213,461

Percentages are stated as a percent of net assets.

(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Affiliated company as defined by the Investment Company Act of 1940.
(c)	The rate shown represents the 7-day effective yield as of September 30, 2024.

The accompanying notes are an integral part of these financial statements.

3

ARK 21SHARES ACTIVE BITCOIN FUTURES STRATEGY ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS
September 30, 2024

SHORT-TERM INVESTMENTS - 87.6%	Shares	Value
Money Market Funds - 35.8%(a)
First American Government Obligations Fund - Class X, 4.82%(b)	3,896,726	$3,896,726

U.S. Treasury Bills - 51.8%	Par
5.01%, 10/31/2024(c)(d)	$3,166,000	3,152,887
4.54%, 11/29/2024(c)(d)	2,500,000	2,481,563
		5,634,450
TOTAL SHORT-TERM INVESTMENTS (Cost $9,531,176)		9,531,176

TOTAL INVESTMENTS - 87.6% (Cost $9,531,176)		$9,531,176
Money Market Deposit Account - 24.6%(e)		2,673,113
Liabilities in Excess of Other Assets - (12.2)%(f)		(1,326,538)
TOTAL NET ASSETS - 100.0%		$10,877,751

Percentages are stated as a percent of net assets.

(a)	Represents less than 0.05% of net assets.
(b)	The rate shown represents the 7-day effective yield as of September 30, 2024.
(c)	The rate shown is the effective yield.
(d)	All or a portion of the security has been pledged as collateral in connection with open reverse repurchase agreements. At September 30, 2024, the value of securities pledged amounted to $3,980,200.
(e)	The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of September 30, 2024 was 4.63%.
(f)	Includes assets and deposits with broker pledged as collateral for derivative contracts. At September 30, 2024, the value of these assets total $3,094,098.

CONSOLIDATED SCHEDULE OF OPEN FUTURES CONTRACTS
September 30, 2024

Description	Contracts Purchased	Settlement Date	Notional Amount	Value / Unrealized Appreciation (Depreciation)
CME Bitcoin Futures	34	10/25/2024	$10,836,650	$7,738
CME Micro Bitcoin Futures	5	10/25/2024	31,873	(570)
Total Unrealized Appreciation (Depreciation)				$7,168

CONSOLIDATED SCHEDULE OF OPEN REVERSE REPURCHASE AGREEMENTS
September 30, 2024

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
StoneX Financial, Inc.	6.25%	9/27/2024	10/31/2024	$2,943,075	$2,925,300
StoneX Financial, Inc.	6.25%	9/27/2024	11/29/2024	982,218	971,425
				$3,925,293	$3,896,725
A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing transaction under which the Fund will effectively pledge certain assets as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount less than the fair value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and interest and correspondingly receive back its collateral. While used as collateral, the pledged assets continue to pay principal and interest which are for the benefit of the Fund.
The accompanying notes are an integral part of these financial statements.

4

ARK 21SHARES ACTIVE ETHEREUM FUTURES STRATEGY ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS
September 30, 2024

SHORT-TERM INVESTMENTS - 113.1%	Shares	Value
Money Market Funds - 49.3%(a)
First American Government Obligations Fund - Class X, 4.82%(b)	3,505,504	$3,505,504

U.S. Treasury Bills - 63.8%	Par
5.01%, 10/31/2024(c)(d)	$2,250,000	2,240,681
4.55%, 11/29/2024(c)(d)	2,300,000	2,283,000
		4,523,681
TOTAL SHORT-TERM INVESTMENTS (Cost $8,029,185)		8,029,185

TOTAL INVESTMENTS - 113.1% (Cost $8,029,185)		$8,029,185
Money Market Deposit Account - 9.7%(e)		689,543
Liabilities in Excess of Other Assets - (22.8)%(f)		(1,620,698)
TOTAL NET ASSETS - 100.0%		$7,098,030

Percentages are stated as a percent of net assets.

(a)	Represents less than 0.05% of net assets.
(b)	The rate shown represents the 7-day effective yield as of September 30, 2024.
(c)	The rate shown is the effective yield as of September 30, 2024.
(d)	All or a portion of the security has been pledged as collateral in connection with open reverse repurchase agreements. At September 30, 2024, the value of securities pledged amounted to $3,580,703.
(e)	The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of September 30, 2024 was 4.63%.
(f)	Includes assets and deposits with broker pledged as collateral for derivative contracts. At September 30, 2024, the value of these assets total $2,200,491.

CONSOLIDATED SCHEDULE OF OPEN FUTURES CONTRACTS
September 30, 2024

Description	Contracts Purchased	Settlement Date	Notional Amount	Value / Unrealized Appreciation (Depreciation)
CME Ether Futures	54	10/25/2024	$7,045,650	$(174,902)
CME Micro Ether Futures	195	10/25/2024	50,885	126
Total Unrealized Appreciation (Depreciation)				$(174,776)

CONSOLIDATED SCHEDULE OF OPEN REVERSE REPURCHASE AGREEMENTS
September 30, 2024

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
StoneX Financial, Inc.	6.25%	9/27/2024	10/31/2024	$2,207,306	$2,193,975
StoneX Financial, Inc.	6.25%	9/27/2024	11/29/2024	1,325,995	1,311,424
				$3,533,301	$3,505,399
A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing transaction under which the Fund will effectively pledge certain assets as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount less than the fair value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and interest and correspondingly receive back its collateral. While used as collateral, the pledged assets continue to pay principal and interest which are for the benefit of the Fund.
(b) Not applicable
The accompanying notes are an integral part of these financial statements.

5

ARK 21SHARES ETFs
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2024

	ARK 21Shares Active On-Chain Bitcoin Strategy ETF	ARK 21Shares Blockchain and Digital Economy Innovation ETF	ARK 21Shares Active Bitcoin Ethereum Strategy ETF
Assets:
Affiliated investments, at value (See Note 2)	$1,034,110	$1,264,148	$3,207,758
Non-affiliated investments, at value (See Note 2)	685,632	1,761,622	17,742
Receivable for investment securities sold	—	—	522,635
Dividends and interest receivable	128	3	37
Total assets	1,719,870	3,025,773	3,748,172

Liabilities:
Payable for investment securities purchased	517,152	—	533,803
Accrued investment advisory fees (See Note 5)	539	1,399	908
Total liabilities	517,691	1,399	534,711
Net Assets	$1,202,179	$3,024,374	$3,213,461

Net Assets Consist of:
Paid-in capital	$1,372,857	$2,943,234	$4,871,396
Total distributable earnings (accumulated deficit)	(170,678)	81,140	(1,657,935)
Net Assets:	$1,202,179	$3,024,374	$3,213,461

Calculation of Net Asset Value Per Share:
Net Assets	$1,202,179	$3,024,374	$3,213,461
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	40,000	80,000	120,000
Net Asset Value per Share	$30.05	$37.80	$26.78

Cost of investments in affiliates	$1,334,283	$1,556,655	$3,990,421
Cost of investments in non-affiliates	$685,632	$1,468,711	$17,742

The accompanying notes are an integral part of these financial statements.

ARK 21SHARES ETFs

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2024

	ARK 21Shares Active Bitcoin Futures Strategy ETF	ARK 21 Shares Active Ethereum Futures Strategy ETF
Assets:
Investments in securities, at value (See Note 2)	$9,531,176	$8,029,185
Cash equivalents	2,673,113	689,543
Deposits with broker for futures contracts	2,978,098	2,200,491
Receivable for fund shares sold	1,087,820	—
Dividends and interest receivable	10,134	1,804
Total assets	16,280,341	10,921,023

Liabilities:
Payable for reverse repurchase agreement	3,896,725	3,505,399
Payable for fund shares redeemed	1,087,820	—
Variation margin payable	408,348	311,383
Accrued investment advisory fees, net (See Note 5)	6,991	3,777
Interest payable for reverse repurchase agreement	2,706	2,434
Total liabilities	5,402,590	3,822,993
Net Assets	$10,877,751	$7,098,030

Net Assets Consist of:
Paid-in capital	$10,465,192	$7,263,477
Total distributable earnings (accumulated deficit)	412,559	(165,447)
Net Assets:	$10,877,751	$7,098,030

Calculation of Net Asset Value Per Share:
Net Assets	$10,877,751	$7,098,030
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	250,000	240,000
Net Asset Value per Share	$43.51	$29.58

Cost of Investments in Securities	$9,531,176	$8,029,185

The accompanying notes are an integral part of these financial statements.

ARK 21SHARES ETFs

STATEMENTS OF OPERATIONS
For the Period Ended September 30, 2024(1)

	ARK 21Shares Active On-Chain Bitcoin Strategy ETF	ARK 21Shares Blockchain and Digital Economy Innovation ETF	ARK 21Shares Active Bitcoin Ethereum Strategy ETF
Investment Income:
Dividend income from affiliates	$551,947	$283,717	$756,694
Interest income	16,961	249	3,113
Total investment income	568,908	283,966	759,807

Expenses:
Investment advisory fees (See Note 5)	5,250	14,476	9,234
Net expenses	5,250	14,476	9,234

Net Investment Income (Loss)	563,658	269,490	750,573

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments in affiliates	512,556	223,340	87,648
Investments in non-affiliates	(150)	208,072	—
Foreign currency	—	83	—
	512,406	431,495	87,648
Net change in unrealized appreciation (depreciation) on:
Investments in affiliates	(300,173)	(292,507)	(782,663)
Investments in non-affiliates	—	292,490	—
Foreign currency	—	421	—
	(300,173)	404	(782,663)
Net realized and unrealized gain (loss) on investments:	212,233	431,899	(695,015)
Net Increase (Decrease) in Net Assets Resulting from Operations	$775,891	$701,389	$55,558

(1) Each Fund commenced operations on November 14, 2023.

The accompanying notes are an integral part of these financial statements.

ARK 21SHARES ETFs

CONSOLIDATED STATEMENTS OF OPERATIONS
For the Period Ended September 30, 2024(1)

	ARK 21Shares Active Bitcoin Futures Strategy ETF	ARK 21Shares Active Ethereum Futures Strategy ETF
Investment Income:
Interest income	$452,497	$286,260
Total investment income	452,497	286,260

Expenses:
Investment advisory fees (See Note 5)	79,520	53,159
Interest expense on reverse repurchase agreements	8,010	6,340
Total expenses	87,530	59,499
Less: Reimbursement of expenses from Advisor (See Note 5)	(8,010)	(6,340)
Net expenses	79,520	53,159

Net Investment Income (Loss)	372,977	233,101

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain (loss) on:
Investments	(703)	(239)
Futures contracts	3,930,456	(1,790,280)
	3,929,753	(1,790,519)
Net change in unrealized appreciation (depreciation) on:
Futures contracts	7,168	(174,776)
	7,168	(174,776)
Net realized and unrealized gain (loss) on investments and futures contracts:	3,936,921	(1,965,295)
Net Increase (Decrease) in Net Assets Resulting from Operations	$4,309,898	$(1,732,194)

(1) Each Fund commenced operations on November 13, 2023.

The accompanying notes are an integral part of these financial statements.

ARK 21SHARES ETFs

STATEMENTS OF CHANGES IN NET ASSETS

	ARK 21Shares Active On-Chain Bitcoin Strategy ETF	ARK 21Shares Blockchain and Digital Economy Innovation ETF	ARK 21Shares Active Bitcoin Ethereum Strategy ETF
	For the Period Ended September 30, 2024(1)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$563,658	$269,490	$750,573
Net realized gain (loss) on investments	512,406	431,495	87,648
Net change in unrealized appreciation (depreciation) on investments	(300,173)	404	(782,663)
Net increase (decrease) in net assets resulting from operations	775,891	701,389	55,558

Distributions to Shareholders:
Distributable earnings	(563,526)	(269,683)	(750,750)
Total distributions to shareholders	(563,526)	(269,683)	(750,750)

Capital Share Transactions:
Proceeds from shares sold	4,785,340	3,487,992	11,192,278
Payments for shares redeemed	(3,795,526)	(895,324)	(7,286,902)
Transaction fees (See Note 1)	—	—	3,277
Net increase (decrease) in net assets derived from net change in capital share transactions	989,814	2,592,668	3,908,653
Net Increase (Decrease) in Net Assets	1,202,179	3,024,374	3,213,461

Net Assets:
Beginning of period	—	—	—
End of period	$1,202,179	$3,024,374	$3,213,461

Changes in Shares Outstanding:
Shares outstanding, beginning of period	—	—	—
Shares sold	140,000	100,000	340,000
Shares repurchased	(100,000)	(20,000)	(220,000)
Shares outstanding, end of period	40,000	80,000	120,000

(1) Each Fund commenced operations on November 14, 2023.

The accompanying notes are an integral part of these financial statements.

ARK 21SHARES ETFs

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	ARK 21Shares Active Bitcoin Futures Strategy ETF	ARK 21Shares Active Ethereum Futures Strategy ETF
	For the Period Ended September 30, 2024(1)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$372,977	$233,101
Net realized gain (loss) on investments and futures contracts	3,929,753	(1,790,519)
Net change in unrealized appreciation (depreciation) on investments and futures contracts	7,168	(174,776)
Net increase (decrease) in net assets resulting from operations	4,309,898	(1,732,194)

Distributions to Shareholders:
Distributable earnings	(3,904,502)	(222,748)
Total distributions to shareholders	(3,904,502)	(222,748)

Capital Share Transactions:
Proceeds from shares sold	21,056,208	13,875,962
Payments for shares redeemed	(10,590,033)	(4,842,518)
Transaction fees (See Note 1)	6,180	19,528
Net increase (decrease) in net assets derived from net change in capital share transactions	10,472,355	9,052,972
Net Increase (Decrease) in Net Assets	10,877,751	7,098,030

Net Assets:
Beginning of period	—	—
End of period	$10,877,751	$7,098,030

Changes in Shares Outstanding:
Shares outstanding, beginning of period	—	—
Shares sold	450,000	400,000
Shares repurchased	(200,000)	(160,000)
Shares outstanding, end of period	250,000	240,000

(1) Each Fund commenced operations on November 13, 2023.
The accompanying notes are an integral part of these financial statements.

ARK 21SHARES ETFs

FINANCIAL HIGHLIGHTS

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Total Distributions	Transaction Fees (See Note 1)	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000's)	Net Expenses(3)(4)(8)	Net Investment Income (Loss)(3)	Portfolio Turnover Rate(5)
ARK 21Shares Active On-Chain Bitcoin Strategy ETF
For the Period November 14, 2023⁽6⁾ to September 30, 2024(7)	$23.98	10.39	4.98	15.37	(9.30)	(9.30)	—	$30.05	63.56%	$1,202	0.30%	32.33%	25%

ARK 21Shares Blockchain and Digital Economy Innovation ETF
For the Period November 14, 2023⁽6⁾ to September 30, 2024(7)	$24.73	3.58	12.84	16.42	(3.35)	(3.35)	—	$37.80	65.97%	$3,024	0.55%	10.27%	29%

ARK 21Shares Active Bitcoin Ethereum Strategy ETF
For the Period November 14, 2023⁽6⁾ to September 30, 2024(7)	$23.90	7.91	1.15	9.06	(6.22)	(6.22)	0.04	$26.78	36.77%	$3,213	0.30%	24.57%	64%

(1)	Net investment income per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout the period.
(2)	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return for a period of less than one year is not annualized.
(3)	For periods of less than one year, these ratios are annualized.
(4)	Net expenses include effects of any reimbursement or recoupment.
(5)	Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes the impact of in-kind transactions.
(6)	Commencement of operations.
(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(8)	Net expenses do not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

ARK 21SHARES ETFs

CONSOLIDATED FINANCIAL HIGHLIGHTS

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Total Distributions	Transaction Fees (See Note 1)	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000's)	Net Expenses(3)(4)	Gross Expenses(3)	Net Investment Income (Loss)(3)	Portfolio Turnover Rate(5)
ARK 21Shares Active Bitcoin Futures Strategy ETF
For the Period November 13, 2023⁽6⁾ to September 30, 2024(7)	$37.37	1.63	20.17	21.80	(15.69)	(15.69)	0.03	$43.51	57.62%	$10,878	0.70%	0.77%	3.28%	0%

ARK 21Shares Active Ethereum Futures Strategy ETF
For the Period November 13, 2023⁽6⁾ to September 30, 2024(7)	$26.63	0.98	2.72	3.70	(0.83)	(0.83)	0.08	$29.58	13.70%	$7,098	0.70%	0.78%	3.07%	0%

(1)	Net investment income per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout the period.
(2)	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return for a period of less than one year is not annualized.
(3)	For periods of less than one year, these ratios are annualized.
(4)	Net expenses include effects of any reimbursement or recoupment.
(5)	Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes the impact of in-kind transactions.
(6)	Commencement of operations.
(7)
Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

ARK 21SHARES ETFs

NOTES TO THE FINANCIAL STATEMENTS
September 30, 2024

NOTE 1 – ORGANIZATION

ARK 21Shares Active On-Chain Bitcoin Strategy ETF (“ARKC”), ARK 21Shares Blockchain and Digital Economy Innovation ETF (“ARKD”), ARK 21Shares Active Ethereum Futures Strategy ETF (“ARKY”), ARK 21Shares Active Bitcoin Futures Strategy ETF (“ARKA”), and ARK 21Shares Active Bitcoin Ethereum Strategy ETF (“ARKZ” and individually a “Fund” or collectively the “Funds”) are each a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). Each Fund is considered non-diversified under the 1940 Act. Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services - Investment Companies. The investment objective of each Fund is to seek capital appreciation.

Fund	Ticker	Commencement of Operations	Creation Unit Size
ARK 21Shares Active On-Chain Bitcoin Strategy ETF	ARKC	November 14, 2023	20,000
ARK 21Shares Blockchain and Digital Economy Innovation ETF	ARKD	November 14, 2023	20,000
ARK 21Shares Active Bitcoin Ethereum Strategy ETF	ARKY	November 14, 2023	20,000
ARK 21Shares Active Bitcoin Futures Strategy ETF	ARKA	November 13, 2023	25,000
ARK 21Shares Active Ethereum Futures Strategy ETF	ARKZ	November 13, 2023	20,000

Shares of the Funds are listed and traded on Cboe BZX Exchange, Inc. (“Cboe”). Market prices for the shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis at NAV only in blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. Certain transactions consisting all or partially of cash may also be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the transaction fee. A Fund may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders. Transaction fees received by a Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.

Wholly-owned and Controlled Subsidiaries

In order to achieve its investment objective, each of ARKA and ARKZ can invest up to 25% of its total assets (measured at each quarter end) in a wholly-owned subsidiary, ARK 21Shares Active Bitcoin Futures Cayman Ltd. (“Bitcoin CFC”) and ARK 21Shares Active Ethereum Futures Cayman Ltd. (“Ethereum CFC”), respectively, which acts as an investment vehicle in order to enter into certain investments for ARKA and ARKZ to each be consistent with its investment objective and policies specified in the Prospectus and Statement of Additional Information.

At September 30, 2024, investments in the Bitcoin CFC represented 15.8% of the total assets of ARKA and investments in the Ethereum CFC represented 17.3% of the total assets of ARKZ.

ARK 21SHARES ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
September 30, 2024

The consolidated financial statements of ARKA and ARKZ include the investment activity and financial statements of Bitcoin CFC and Ethereum CFC, respectively. All intercompany accounts and transactions have been eliminated in consolidation. Because each Fund may invest a substantial portion of its assets in the subsidiary, each Fund may be considered to be investing indirectly in some of those investments through its subsidiary. For that reason, references to each Fund may also encompass its subsidiary. The subsidiary is subject to the same investment restrictions and limitations, and follows the same compliance policies and procedures, as each Fund when viewed on a consolidated basis. Each Fund and its subsidiary are a “commodity pool” under the U.S. Commodity Exchange Act and Empowered Funds, LLC dba EA Advisers (the “Adviser”) and 21Shares US LLC are each a “commodity pool operator” registered with and regulated by the Commodity Futures Trading Commission (“CFTC”). As a result, additional CFTC-mandated disclosure, reporting and recordkeeping obligations apply with respect to each Fund and its respective subsidiary under CFTC and the SEC harmonized regulations.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fair values for long-term debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”), collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities (“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of each Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to

ARK 21SHARES ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
September 30, 2024

such considerations. As of September 30, 2024, the Funds did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of each Fund’s investments as of September 30, 2024:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
ARKC
Assets
Exchange Traded Funds	$1,034,110	$—	$—	$1,034,110
Money Market Funds	685,632	—	—	685,632
Total Investments in Securities	$1,719,742	$—	$—	$1,719,742

ARKD
Assets
Common Stocks	$1,756,588	$—	$—	$1,756,588
Exchange Traded Funds	1,264,148	—	—	1,264,148
Money Market Funds	5,034	—	—	5,034
Total Investments in Securities	$3,025,770	$—	$—	$3,025,770

ARK 21SHARES ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
September 30, 2024

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
ARKY
Assets
Exchange Traded Funds	$3,207,758	$—	$—	$3,207,758
Money Market Funds	17,742	—	—	17,742
Total Investments in Securities	$3,225,500	$—	$—	$3,225,500

ARKA
Assets
Money Market Funds	$3,896,276	$—	$—	$3,896,276
U.S. Treasury Bills	—	5,634,450	—	5,634,450
Total Investments in Securities	$3,896,276	$5,634,450	$—	$9,531,176

Liabilities:
Reverse Repurchase Agreements	$—	$(3,896,725)	$—	$(3,896,725)
Total Liabilities	$—	$(3,896,725)	$—	$(3,896,725)

Other Financial Instruments**:
Futures	$7,168	$—	$—	$7,168
Total Investments in Securities	$7,168	$—	$—	$7,168

ARKZ
Assets
Money Market Funds	$3,505,504	$—	$—	$3,505,504
U.S. Treasury Bills	—	4,523,681	—	4,523,681
Total Investments in Securities	$3,505,504	$4,523,681	$—	$8,029,185

Liabilities:
Reverse Repurchase Agreements	$—	$(3,505,399)	$—	$(3,505,399)
Total Liabilities	$—	$(3,505,399)	$—	$(3,505,399)

Other Financial Instruments**:
Futures	$(174,776)	$—	$—	$(174,776)
Total Investments in Securities	$(174,776)	$—	$—	$(174,776)

*	Refer to the Schedule of Investments & Consolidated Schedule of Investments for additional information.
**	The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of September 30, 2024.
During the fiscal period ended September 30, 2024, the Funds did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

ARK 21SHARES ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
September 30, 2024

The Funds isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates are included on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency” and “Change in Net Unrealized Appreciation (Depreciation) – Foreign Currency,” respectively. Each Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.Federal Income Taxes. Each Fund intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, as necessary to qualify as a regulated investment company and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to a Fund. Therefore, no federal income tax provision is required. As of and during the fiscal period ended September 30, 2024, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the fiscal period ended September 30, 2024, the Funds did not have liabilities for any unrecognized tax benefits. A Fund would/will recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Funds’ Statement of Operations. During the fiscal period ended September 30, 2024, the Funds did not incur any interest or penalties. Each Fund is subject to examination by U.S. taxing authorities for the tax periods since each Fund’s commencement of operations.

Each Fund may be subject to taxes imposed on realized and unrealized gains on securities of certain foreign countries in which the Fund invests. The foreign tax expense, if any, was recorded on an accrual basis and is included in “Net realized gain (loss) on investments” and “Net increase (decrease) in unrealized appreciation or depreciation on investments” on the accompanying Statements of Operations. The amount of foreign tax owed, if any, is included in “Payable for foreign taxes” on the accompanying Statements of Assets and Liabilities and is comprised of withholding taxes on foreign dividends and taxes on unrealized gains.

For tax purposes, Bitcoin CFC and Ethereum CFC are both an exempted Cayman Islands investment company. Bitcoin CFC and Ethereum CFC each have received an undertaking from the Government of the Cayman Islands exempting each from all local income, profits, and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, Bitcoin CFC and Ethereum CFC are each a controlled foreign corporation (“CFC”) and as such is not subject to U.S. income tax. However, as a wholly-owned CFC, the net income and capital gain of each CFC, to the extent of its earnings and profits, will be included each year in each of the Fund’s investment company taxable income.

D.Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions to shareholders from net investment income and from net realized gains on securities for each Fund are declared and paid on a quarterly basis. Distributions are recorded on the ex-dividend date. The Funds may distribute more frequently, if necessary, for tax purposes.

E.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

ARK 21SHARES ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
September 30, 2024

F.Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

G.Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Funds.

H.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. In addition, the Funds’ realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from distributable earnings to paid-in capital. For the fiscal period ended September 30, 2024, the following table shows the reclassifications made:

	Distributable Earnings	Paid-in Capital
ARKC	$(383,043)	$383,043
ARKD	(350,566)	350,566
ARKY	(962,743)	962,743
ARKA	7,163	(7,163)
ARKZ	1,789,495	(1,789,495)

NOTE 3 – DERIVATIVES AND OTHER FINANCIAL INSTRUMENTS

ARKA and ARKZ have adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. Each Fund is required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

A futures contract is an agreement between two parties to buy and sell a financial instrument to set a price on a future date. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the futures contract at the end of each day’s trading. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the futures contract. The Fund is at risk that it may not be able to close out a transaction because of an illiquid market. During the fiscal period ended September 30, 2024, the Fund utilized derivatives to provide indirect exposure to the bitcoin and/or ethereum underlying the futures contracts. The following table presents the types of derivatives held by each subsidiary, Bitcoin CFC or Ethereum CFC, at September 30, 2024, the primary underlying risk exposure and the location of these instruments as presented on the Consolidated Statement of Assets and Liabilities.

ARK 21SHARES ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
September 30, 2024

		Asset Derivatives	Fair Value of Deposit at Broker for Futures		Value of Unrealized Appreciation (Depreciation)*
Derivatives Instrument	Risk Exposure	Consolidated Statement of Assets and Liabilities Location	ARKA	ARKZ	ARKA	ARKZ
Futures contracts	Commodity risk	Deposit at broker for futures	$2,978,098	$2,200,491	$7,168	$(174,776)

* Includes cumulative appreciation and depreciation on futures contracts as reported on the consolidated schedule of open futures contracts. Only the current day’s variation margin is presented on the consolidated Statement of Assets and Liabilities.

The effect of derivative instruments on each Fund's consolidated Statement of Operations for the period ended September 30, 2024, is as follows:

Consolidated Statement of Operations Location	ARKA	ARKZ
Commodity Risk Exposure
Net realized gain (loss) on futures contracts	$3,930,456	$(1,790,280)
Net change in unrealized appreciation (depreciation) on futures contracts	$7,168	$(174,776)

During the period ended September 30, 2024, the average notional value of futures contracts in each Fund was the following:

ARKA	ARKZ
$11,849,825	$8,262,458

Each Fund does not have the right to offset financial assets and liabilities related to futures contracts on the    consolidated Statement of Assets and Liabilities.

A reverse repurchase agreement is the sale by the Fund of a security to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that security from that party on a future date at a higher price. Proceeds from securities sold under reverse repurchase agreements are reflected as a liability on the consolidated Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the consolidated Statement of Operations. Reverse repurchase agreements involve the risk that the counterparty will become subject to bankruptcy or other insolvency proceedings or fail to return a security to the Fund. In such situations, the Fund may incur losses as a result of a possible decline in the value of the underlying security during the period while the Fund seeks to enforce their rights, a possible lack of access to income on the underlying security during this period, or expenses of enforcing its rights.

Below is the information about the scheduled maturity date, amount, and interest rate for outstanding reverse repurchase agreements as of September 30, 2024, in each Fund:

	Maturity Date	Borrowing Rate	Outstanding Amount
ARKA	October 31, 2024	6.25%	$2,925,300
	November 29, 2024	6.25%	$971,425
ARKZ	October 31, 2024	6.25%	$2,193,975
	November 29, 2024	6.25%	$1,311,424

ARK 21SHARES ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
September 30, 2024

During the period ended September 30, 2024, the average daily balance and average interest rate in effect for reverse repurchase agreements when outstanding were as follows:

	Average Daily Balance	Average Interest Rate
ARKA	$4,300,563	6.25%
ARKZ	$4,016,282	6.25%

For the period ended September 30, 2024, interest expense from reverse repurchase agreements is recorded on the consolidated Statement of Operations and totaled as follows:

Interest Expense
ARKA	$8,010
ARKZ	$6,340

As of September 30, 2024, the percentage of net assets comprised of outstanding reverse repurchase agreements was as follows:

ARKA	35.82%
ARKZ	49.39%

The following is a summary of the reverse repurchase agreements by type of collateral and the remaining contractual maturity of the agreements:

Fund	Reverse Repurchase Agreements	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
ARKA	U.S. Treasury Bills	$—	$—	$3,980,200	$—	$3,980,200
ARKZ	U.S. Treasury Bills	—	—	3,580,703	—	3,580,703

A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing transaction under which each Fund will effectively pledge certain assets as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount less than the fair value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund is required to repay the loan and interest and correspondingly receive back its collateral. While used as collateral, the pledged assets continue to pay principal and interest which are for the benefit of the Fund. Below is the gross and net information about instruments and transactions eligible for offset in the consolidated Statement of Assets and Liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement.

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Consolidated Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in Consolidated Statement of Assets and Liabilities	Collateral
				Non-Cash Collateral (Pledged) Received*	Cash Collateral (Pledged) Received*	Net Amount
ARKA
Reverse Repurchase Agreements	$3,896,725	$—	$3,896,725	$(3,896,725)	$—	$—

ARKZ
Reverse Repurchase Agreements	$3,505,399	$—	$3,505,399	$(3,505,399)	$—	$—

* Excess of collateral pledged to the individual counterparty is not shown for financial statement purposes.

ARK 21SHARES ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
September 30, 2024

Reverse repurchase transactions are entered into by the Fund under Maser Repurchase Agreements (“MRA”) which permit the Fund, under certain circumstances, including an event of default of the Fund (such as bankruptcy or insolvency), to offset payables under the MRA with collateral held with the counterparty and create one single net payment from the Fund. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed. In the event the buyer of securities (i.e. the MRA counterparty) under a MRA files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted while the other party, or its trustee or receiver, determines whether or not to enforce the Fund’s obligation to repurchase the securities.

NOTE 4 – RISKS

An investment in the Funds involves risk, including those described below. There is no assurance that the Funds will achieve its investment objective. An investor may lose money by investing in the Funds. An investment in the Funds is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Principal Risks	ARKC	ARKD	ARKY	ARKA	ARKZ
Active Management Risk	☑	☑	☑	☑	☑
Asset Risk	☑	☑	☑		☑
Bitcoin and the Bitcoin Network Risks	☑	☑	☑	☑
Bitcoin Futures Risks	☑	☑	☑	☑
Blockchain, Digital Asset, Technology and FinTech Companies Risk		☑
Bond and Fixed Income Risks	☑	☑	☑	☑	☑
Concentration Risk	☑	☑	☑	☑	☑
Counterparty Risk	☑	☑	☑	☑	☑
Credit Risk	☑	☑	☑	☑
Derivatives Risk	☑	☑	☑	☑	☑
Emerging Markets Risk		☑
Ether and the Ethereum Network Risks			☑		☑
Ether Futures Risks			☑		☑
Foreign Investment Risk		☑
Fund of Funds Risk	☑	☑	☑
Inflation Risk	☑	☑	☑	☑	☑
Interest Rate Risk	☑	☑	☑	☑	☑
Investment Capacity Risk	☑	☑	☑	☑	☑
Leverage Risk	☑	☑	☑	☑	☑
Liquidity Risk	☑	☑	☑	☑	☑
Market and Volatility Risk	☑	☑	☑	☑	☑
Non-Diversified Risk	☑	☑	☑	☑	☑
Quantitative Investment Selection & Model Risk	☑
Quantitative Investment Selection Risk		☑	☑
Real Estate Investment Trusts (REITs) Risk		☑
Repurchase Agreements Risk	☑	☑	☑	☑	☑
Subsidiary Risk	☑	☑	☑	☑	☑

ARK 21SHARES ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
September 30, 2024

Tax Risk	☑	☑	☑	☑	☑
U.S. Government Securities Risk	☑	☑	☑	☑	☑

Active Management Risk. The Fund is actively managed and its performance is based on the judgments and investment decisions that 21Shares makes for the Fund. The judgments and decisions made by the portfolio manager or 21Shares may not implement the strategy correctly, which may cause the Fund to underperform as compared to investments of similar risk.

Asset Risk. The Fund seeks to maintain managed exposure to bitcoin through its investment in Bitcoin Futures, but the Fund does not invest in bitcoin directly. The price of Bitcoin Futures may vary from the current value or current price of bitcoin in cash markets, which is called the “spot” price. The Fund’s performance will diverge from the performance of bitcoin in the spot markets, or from the performance of Bitcoin Futures. The Fund’s exposure to Bitcoin Futures will be effected through a wholly-owned subsidiary, and references to the Fund below includes the subsidiary.

Bitcoin Futures Risks. Bitcoin Futures expose the Fund to the following risks:

•Bitcoin and Bitcoin Futures are relatively new assets and bitcoin and the bitcoin network are subject to rapid changes, uncertainty and regulation that may adversely affect the value of the Bitcoin Futures or the nature of an investment in the Fund, and may adversely affect the ability of the Fund to buy and sell Bitcoin Futures or achieve its investment objective.

•Historically, bitcoin and Bitcoin Futures have been subject to significant price volatility. The price of Bitcoin Futures may differ significantly from the spot price of bitcoin and changes in the price of Bitcoin Futures may happen rapidly and without notice.

•The market for Bitcoin Futures is less developed than older, more established futures markets (such as corn or wheat futures) and may be more volatile and less liquid than other futures markets. Although this market has grown since Bitcoin Futures were initially developed, there is no guarantee that the market will continue to develop in ways that support the continued growth and operation of the Fund.

•An exchange or market may close early, close late or issue trading halts on Bitcoin Futures contracts. As a result, the ability to trade Bitcoin Futures contracts may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which the Fund’s shares trade in the secondary market, result in the Fund being unable to trade Bitcoin Futures contracts at all, and/or cause significant deviations in the performance of Bitcoin Futures contracts from spot bitcoin. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

•Increased demand for Bitcoin Futures may cause Bitcoin Futures to become more expensive to acquire and may cause the value of Bitcoin Futures to diverge more significantly from the value of the reference rate. Bitcoin Futures are valued based on the Bitcoin Reference Rate (“BRR”), which is a rate determined by the CME and designed to provide an indicative price for spot bitcoin across a specific set of cash bitcoin trading venues. If demand for bitcoin rises, this could affect the reference rate and the value of Bitcoin Futures.

•In some cases, the near month Bitcoin Futures contract’s price can be lower than later expiring contracts’ prices (“contango”). If Bitcoin Futures suffer a prolonged period of contango, and absent the impact of rising or falling bitcoin prices, the Fund’s net assets value (“NAV”) and total return could be adversely affected, and you could suffer a partial or total loss of your investment in the Fund.

•Bitcoin Futures are subject to position limits, accountability limits and dynamic price fluctuation limits that may limit the Fund’s ability to invest the proceeds of creation baskets in Bitcoin Futures and may cause the Fund to fail to maintain its target bitcoin exposure or may impair the Fund’s ability to meet its investment objective. Bitcoin Futures also are subject to relatively high initial margin requirements that may limit the Fund’s ability to achieve its

ARK 21SHARES ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
September 30, 2024

desired investment exposure and may require the Fund to liquidate a position in Bitcoin Futures when it otherwise would not do so.

•When a Bitcoin Futures contract is nearing expiration, the Fund will generally sell it and use the proceeds of the sale to buy a Bitcoin Futures contract with a later expiration date. This is called “rolling.” The costs associated with rolling Bitcoin Futures typically are substantially higher than the costs associated with rolling futures contracts for other types of reference assets. Costs associated with rolling Bitcoin Futures contracts may have a significant adverse impact on the Fund’s investment performance.
•There may be imperfect correlation between changes in the market value of a Bitcoin Futures contract and the value of its underlying reference asset, the BRR, and this may be exaggerated in times of market stress or volatility. Bitcoin Futures require the Fund to post margin or collateral in a manner that satisfies contractual undertakings. In order to satisfy margin requirements, the Fund may need to sell securities from its portfolio or exit positions at a time when it may be disadvantageous to do so. All of this could, in turn, affect the Fund’s ability to fully execute its investment strategies and/or achieve its investment objective.

Bitcoin and the Bitcoin Network Risks. The Fund may be subject to the following risks as a result of its investments in Bitcoin Futures:

•Bitcoin and other digital assets are a relatively new and developing asset subject to both developmental and regulatory uncertainty. Future U.S. or foreign regulatory changes may alter the risks associated with an investment in the Fund, or the Fund’s ability to implement its investment strategy.

•Digital assets such as bitcoin were introduced relatively recently, and the medium-to-long term value of bitcoin is subject to a number of factors relating to the capabilities and development of blockchain technologies and to the fundamental investment characteristics of digital assets that are uncertain and difficult to evaluate.

•The value of bitcoin depends on the development and acceptance of the bitcoin network. The slowing or stopping of the development or acceptance of the bitcoin network may adversely affect an investment in the Fund.

•New competing digital assets may pose a challenge to bitcoin’s current market position, resulting in a reduction in demand for bitcoin, which could have a negative impact on the price of bitcoin and Bitcoin Futures, and thus a negative impact on the performance of the Fund.

•If one or a coordinated group of miners were to gain control of more than 50% of the bitcoin network, they could have the ability to manipulate transactions, halt payments and fraudulently obtain bitcoin.

•There is no registry showing which individuals or entities own bitcoin or the quantity of bitcoin owned by any particular person or entity. It is possible, and in fact, reasonably likely, that a small group of early bitcoin adopters hold a significant portion of the bitcoin that has thus far been created. There are no regulations in place that would prevent a large holder of bitcoin from selling their bitcoin. Substantial bitcoin sales may adversely affect the price of bitcoin and Bitcoin Futures.

•Although the Fund’s investments will be in Bitcoin Futures contracts traded on regulated futures exchanges, bitcoin and bitcoin trading venues may be subject to similar or less regulation. As a result, there is the risk that individuals or groups may engage in fraud or market manipulation and investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional assets. Over the past several years, a number of bitcoin trading venues have been closed due to fraud, failure or security breaches. Investors in bitcoin may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses. Although the Fund’s direct investments will be in Bitcoin Futures contracts traded on regulated futures exchanges, to the extent Bitcoin Futures are tracking the spot bitcoin markets, the Fund’s investments in Bitcoin Futures could be adversely affected by fraud, failure or security breaches in spot bitcoin markets.

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NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
September 30, 2024

•The market price of bitcoin has been subject to extreme fluctuations. Additionally, the value of bitcoin has been and may continue to be substantially dependent on speculation such that trading and investing in crypto assets generally may not be based on fundamental analysis. If bitcoin markets continue to be subject to sharp fluctuations, the Fund’s shareholders may experience losses. In addition, the Fund’s performance may be adversely impacted by industry-wide developments beyond its control, including the fallout from the recent insolvency proceedings of digital asset market participants such as digital asset trading venues. Although the Fund has no exposure to any of these market participants, the price of bitcoin and therefore the Fund may be negatively impacted by unfavorable investor sentiment resulting from these recent developments in the broader digital asset industry.
•The open-source nature of the bitcoin network can result in changes to the underlying code of bitcoin, which may result in the creation of new, separate digital assets, commonly called a “fork,” or in the release of a large amount of a newly created digital asset, commonly called an “airdrop.” A fork or an airdrop could result in significant and unexpected changes in the value of bitcoin on spot markets, which could adversely affect Bitcoin Futures, and the Fund.

Blockchain, Digital Asset, Technology and FinTech Companies Risk. Companies that are developing financial technologies that seek to disrupt or displace established financial institutions generally face competition from much larger and more established firms. Such companies may not be able to capitalize on their disruptive technologies if they face political and/or legal attacks from competitors, industry groups or local and national governments. Laws generally vary by country, creating some challenges to achieving scale. Companies involved in alternative currencies may face slow adoption rates and be subject to higher levels of regulatory scrutiny in the future, which could severely impact the viability of these companies. Companies in the blockchain, digital asset, technology and FinTech industry may not currently derive any revenue, and there is no assurance that such companies will derive any revenue from innovative technologies in the future. Additionally, companies in the blockchain, digital asset, technology and FinTech industry may be adversely impacted by potential rapid product obsolescence, cybersecurity attacks, increased regulatory oversight and disruptions in the technology they depend on.

Bond and Fixed Income Risks. The Fund’s investments in fixed income securities are subject to one or more of the following risks:

•Credit Risk. Bonds are subject to credit risk, which is the possibility that the issuer or guarantor of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt or to otherwise honor its obligations and/or default completely. Bonds are subject to varying degrees of credit risk, depending on the issuer’s financial condition and on the terms of the securities, which may be reflected in credit ratings. The credit rating of a bond may be downgraded after purchase or the perception of an issuer’s credit worthiness may decline, which may adversely affect the value of the security.

•Interest Rate Risk. Debt securities, including bonds, are also subject to interest rate risk. Interest rate risk refers to fluctuations in the value of a bond resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most debt securities go down. When the general level of interest rates goes down, the prices of most debt securities go up. Rising interest rates increases the potential for periods of volatility and increased redemptions. In addition, debt securities, such as bonds, with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than debt securities with shorter durations.

•U.S. Government Securities Risk. U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Shorter term U.S. government securities may be more sensitive to rising interest rates than longer term obligations. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses the Fund.

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NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
September 30, 2024

•Inflation Risk. Inflation rates change frequently and suddenly, based on a variety of factors including changes in global markets and economies. Fixed income securities tend to be more sensitive to changes in inflation rates. The Fund’s investments in fixed income securities could be subject to increased volatility or illiquidity events in response to changes in inflation rates.

Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in investments that provide exposure to bitcoin.

Counterparty Risk. Investing in futures contracts, derivatives and repurchase agreements involves entering into contracts with third parties (collectively, “counterparties”). Using derivatives and repurchase agreements involves risks that are different from the risks associated with ordinary portfolio securities transactions. The Fund will be subject to credit risk (i.e., the risk that a counterparty is or is perceived to be unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, or if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the value of an investment in the Fund may decline.

The counterparty to a listed futures contract, such as Bitcoin Futures, is the derivatives clearing organization for the listed future. The listed future is held through an FCM acting on behalf of the Fund. Consequently, the counterparty risk on a listed futures contract is the creditworthiness of the FCM and the exchange’s clearing corporation.

Derivatives Risk. The Fund’s use of derivatives (in the form of Bitcoin Futures) presents risks different than investing directly in traditional securities. Using derivatives can lead to losses because of adverse movements in the price or value of the underlying reference asset, which may be magnified by features of the derivatives. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it originally committed to initial margin, and more money than it would have lost had it invested in the underlying reference asset directly. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. There may be imperfect correlation between changes in the market value of a derivative and the value of its underlying reference asset, and this may be exaggerated in times of market stress or volatility. Bitcoin Futures require the Fund to post margin or collateral in a manner that satisfies contractual undertakings. In order to satisfy margin requirements, the Fund may need to sell securities from its portfolio or exit positions at a time when it may be disadvantageous to do so. All of this could, in turn, affect the Fund’s ability to fully execute its investment strategies and/or achieve its investment objective. Using derivatives may also increase the amount of taxes payable by shareholders because changes in government regulation of derivatives could affect the character, timing and amount of the Fund’s taxable income or gains. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or exit those positions. Using derivatives also involves the risk of mispricing or improper valuation and changes in the value of the derivative may not correlate perfectly with the underlying reference rate. Derivatives may be subject to changing government regulation that could impact the Fund’s ability to use certain derivatives and their cost.

Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to those securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments. For example, developing and emerging markets may be subject to (i) greater market volatility, (ii) lower trading volume and liquidity, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) lower disclosure, corporate governance, auditing and financial reporting standards, (vi) fewer protections of property rights, (vii) restrictions on the transfer of securities or currency, and (viii) settlement and trading practices that differ from those in U.S. markets. Each of these factors may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.

Ether Futures Risks. Ether Futures expose the Fund to the following risks:

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NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
September 30, 2024

•Ether and Ether Futures are relatively new assets and ether and the Ethereum network are subject to rapid changes, uncertainty and regulation that may adversely affect the value of the Ether Futures or the nature of an investment in the Fund, and may adversely affect the ability of the Fund to buy and sell Ether Futures or achieve its investment objective.

•Historically, ether and Ether Futures have been subject to significant price volatility. The price of Ether Futures may differ significantly from the spot price of ether and changes in the price of Ether Futures may happen rapidly and without notice.

•The market for Ether Futures is less developed than older, more established futures markets (such as corn or wheat futures) and may be more volatile and less liquid than other futures markets. Although this market has grown since Ether Futures were initially developed, there is no guarantee that the market will continue to develop in ways that support the continued growth and operation of the Fund.

•An exchange or market may close early, close late or issue trading halts on Ether Futures contracts. As a result, the ability to trade Ether Futures contracts may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which the Fund’s shares trade in the secondary market, result in the Fund being unable to trade Ether Futures contracts at all, and/or cause significant deviations in the performance of Ether Futures contracts from spot ether. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

•Increased demand for Ether Futures may cause Ether Futures to become more expensive to acquire and may cause the value of Ether Futures to diverge more significantly from the value of the reference rate. Ether Futures are valued based on the CME CF Ether Reference Rate, which is a rate determined by the CME and designed to provide an indicative price for spot ether across a specific set of cash digital asset trading venues. If demand for ether rises, this could affect the reference rate and the value of Ether Futures.

•In some cases, the near month Ether Futures contract’s price can be lower than later expiring contracts’ prices (“contango”). If Ether Futures suffer a prolonged period of contango, and absent the impact of rising or falling ether prices, the Fund’s net assets value (“NAV”) and total return could be adversely affected, and you could suffer a partial or total loss of your investment in the Fund.

•Market conditions and expectations, position limits, accountability limits, availability of counterparties and other factors may limit the Fund’s ability to invest the proceeds of creation baskets in Ether Futures and may cause the Fund to fail to maintain its target ether exposure or may impair the Fund’s ability to meet its investment objective.

•When an Ether Futures contract is nearing expiration, the Fund will generally sell it and use the proceeds of the sale to buy an Ether Futures contract with a later expiration date. This is called “rolling.” The costs associated with rolling Ether Futures typically are substantially higher than the costs associated with rolling futures contracts for other types of reference assets. Costs associated with rolling Ether Futures contracts may have a significant adverse impact on the Fund’s investment performance.

•There may be imperfect correlation between changes in the market value of an Ether Futures contract and the value of its underlying reference asset and this may be exaggerated in times of market stress or volatility. Ether Futures require the Fund to post margin or collateral in a manner that satisfies contractual undertakings. In order to satisfy margin requirements, the Fund may need to sell securities from its portfolio or exit positions at a time when it may be disadvantageous to do so. All of this could, in turn, affect the Fund’s ability to fully execute its investment strategies and/or achieve its investment objective.

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NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
September 30, 2024

Ether and the Ethereum Network Risks. The Fund may be subject to the following risks as a result of its investments in Ether Futures:

•Ether and other crypto assets are a relatively new and developing asset subject to both developmental and regulatory uncertainty. Future U.S. or foreign regulatory changes may alter the risks associated with an investment in the Fund, or the Fund’s ability to implement its investment strategy.

•Digital assets such as ether were introduced relatively recently, and the medium-to-long term value of ether is subject to a number of factors relating to the capabilities and development of blockchain technologies and to the fundamental investment characteristics of digital assets that are uncertain and difficult to evaluate.

•The value of ether depends on the development and acceptance of the Ethereum network. The slowing or stopping of the development or acceptance of the Ethereum network may adversely affect an investment in the Fund.

•Possession of 33% of staked Ether is the minimum stake that can be used to execute an attack on the Ethereum Blockchain. If one or a coordinated group of miners were to gain control of more than 50% of the Ethereum network, they could have the ability to manipulate transactions, halt payments and fraudulently obtain ether. Any such attacks could alter the blockchain and adversely affect the value of ether, which would adversely affect the Fund’s investments in Ether Futures.

•New competing digital assets may pose a challenge to ether’s current market position, resulting in a reduction in demand for ether, which could have a negative impact on the price of ether and Ether Futures, and thus a negative impact on the performance of the Fund.

•If one or a coordinated group of validators were to gain control of two-thirds of staked ether, they could have the ability to manipulate transactions and fraudulently obtain ether. If such a validator or coordinated group of validators were to gain control of one-third of staked ether, they could have the ability to halt payments.

•There is no registry showing which individuals or entities own ether or the quantity of ether owned by any particular person or entity. There are no regulations in place that would prevent a large holder of ether from selling their ether. Substantial ether sales may adversely affect the price of ether and Ether Futures.

•Although the Fund’s investments will be in Ether Futures contracts traded on regulated futures exchanges, ether and digital asset trading venues may be subject to similar or less regulation. As a result, there is the risk that individuals or groups may engage in fraud or market manipulation and investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional assets. Over the past several years, a number of digital asset trading venues have been closed due to fraud, failure or security breaches. Investors in ether may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses. Although the Fund’s direct investments will be in Ether Futures contracts traded on regulated futures exchanges, to the extent Ether Futures are tracking the spot ether markets, the Fund’s investments in Ether Futures could be adversely affected by fraud, failure or security breaches in spot ether markets.

•The open-source nature of the Ethereum network can result in changes to the underlying code of ether, which may result in the creation of new, separate digital assets, commonly called a “fork,” or in the release of a large amount of a newly created digital asset, commonly called an “air drop.” A fork or an air drop could result in significant and unexpected changes in the value of ether on spot markets, which could adversely affect Ether Futures, and the Fund.

Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in or exposures to foreign securities are subject to special risks, including risks associated with foreign securities generally. Those special risks may arise due to differences in information available about issuers of securities and investor protection standards applicable in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; currency

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NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
September 30, 2024

risks; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions.

Fund of Funds Risk. Because it invests significantly in the Underlying ETF, the Fund’s investment performance largely depends on the investment performance of Underlying ETF. An investment in the Fund is subject to the risks associated with the Underlying ETF. The Fund will indirectly pay a proportional share of the expenses of the Underlying ETF (including operating expenses and management fees), which are included in the Fund’s unitary management fee.

Investment Capacity Risk. The Fund invests in specific types of instruments and Bitcoin Futures. If the Fund cannot obtain its desired type or amount of Bitcoin Futures for any reason, including limited liquidity in the Bitcoin Futures market, additional demand for Bitcoin Futures, a disruption to the Bitcoin Futures market, or changes in margin requirements or position limits imposed by the Fund’s futures commission merchants (“FCMs”), the CME, or the CFTC, the Fund may not be able to achieve its investment objective and may experience significant losses. Any disruption in the Fund’s ability to obtain exposure to Bitcoin Futures contracts will cause the Fund’s performance to deviate from the performance of bitcoin and Bitcoin Futures. Additionally, the ability of the Fund to obtain exposure to Bitcoin Futures contracts is limited by certain tax rules that limit the amount the Fund can invest in the subsidiary.

Leverage Risk. Use of derivative instruments may involve leverage. Leverage is the risk associated with securities or investment practices that multiply small index, market or asset-price movements into larger changes in value. Leverage magnifies the potential for gain and the risk of loss. As a result, a relatively small decline in the value of the underlying investments could result in a relatively large loss. The use of leverage will increase the impact of gains and losses on the Fund’s returns and may lead to significant losses if investments are not successful.

Liquidity Risk. Liquidity risk is the risk that the Fund might not be able to sell an investment without significantly changing the value of the investment on the Fund’s books. Liquidity risk can be elevated by market disruptions or volatility, and during these periods, it may be difficult or impossible for the Fund to buy or sell an investment, including in Bitcoin Futures, at a desired price. The market for Bitcoin Futures is still developing and may experience periods of significant illiquidity. The demand for Bitcoin Futures and the large size of the positions which the Fund may acquire may increase the risk of illiquidity by making positions more difficult to liquidate, increasing transaction costs, or by increasing the losses incurred while trying to do so. In addition, limits imposed by counterparties, exchanges or other regulatory organizations, such as accountability levels, position limits and daily price fluctuation limits, may contribute to a lack of liquidity and have a negative impact on Fund performance. Developments in the market for spot bitcoin could also affect the Fund’s ability to transact in Bitcoin Futures, including rolling positions. The Fund cannot acquire new investments if 15% of its net assets are held in illiquid securities, so the Fund could be negatively impacted by periods of illiquidity and the NAV and the market price of the Fund’s shares could be adversely affected.

Market and Volatility Risk. The Fund’s investments, including its investments in Bitcoin Futures, are subject to market risk. Market risk is the risk that the value of an investment will rise or fall, which could occur due to specific factors relating to bitcoin or Bitcoin Futures, and due to general market or economic conditions or other factors.

Non-Diversified Risk. The Underlying ETF is classified as a “non-diversified” fund under the Investment Company Act. This means that the Underlying ETF’s assets will be invested in a small number of issuers, or have its assets exposed to a smaller number of counterparties, than a diversified fund. A non-diversified fund may be more volatile than a diversified fund because the gains or losses on a single investment may have a greater impact on the Fund’s NAV and therefore the Underlying ETF’s market price as compared to a diversified fund.

Quantitative Investment Selection & Model Risk. Data for some market investors’ holdings or sentiments may be less available and/or less current than data used by other investment advisory firms. 21Shares and ARK use quantitative analyses, and their processes could be adversely affected if erroneous or outdated data is utilized. Moreover, the data utilized to evaluate investor sentiment will reflect data that is collected by regulators and other third-parties. This data may be incomplete or incorrect and therefore could be inaccurate in whole or in part. If the data is incomplete or incorrect, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities that would have been excluded or included had the data been more comprehensive. In addition, investments selected using a quantitative analysis could perform

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NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
September 30, 2024

differently from the financial markets as a whole as a result of the characteristics used in the analysis, the weight placed on each characteristic, and changes in the characteristic’s historical trends.

Real Estate Investment Trusts (REITs) Risk. A REIT is a company that owns or finances income-producing real estate. Through its investments in REITs, the Fund is subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters. Investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses.

Repurchase Agreements Risk. The Fund may enter into repurchase agreements. In a repurchase agreement, a party sells a security, commonly a U.S. government security, and agrees to buy the security back at a specific price at a specified later time. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money if it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Subsidiary Risk. The Fund seeks to gain its targeted investment exposure through investment in the Fund’s wholly-owned subsidiary, which is organized under the laws of the Cayman Islands. Certain policies and procedures require that the subsidiary be consolidated with the Fund for purposes of testing compliance with applicable tax regulations and investment limitations. Changes in laws in the United States or the Cayman Islands could affect the use of the subsidiary structure, which could adversely affect the Fund’s ability to achieve its investment objective.

Tax Risk. The Fund intends to qualify as a registered investment company under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended. In order to qualify as a registered investment company, at least 90% of the Fund’s gross income must be “qualifying income”, derived from specific types of assets. In addition, the Fund must meet quarterly asset diversification tests and annual distribution requirements. The Fund’s investment activities will be limited by the Fund’s intention to qualify for such treatment. The Fund may make investments even if the treatment of those investments is unclear. If the Fund fails to qualify for Subchapter M treatment in any year, the Fund would be taxed like an ordinary corporation subject to U.S. federal income tax on all of its income at the fund level, which would reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a registered investment company, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxation” in the Statement of Additional Information for more information.

The Fund invests in Bitcoin Futures indirectly through a wholly-owned subsidiary because income and gains from such investments if made by the Fund directly would not be treated as qualifying income for purposes of the Fund qualifying as a regulated investment company for federal income tax purposes. Based upon Internal Revenue Service (“IRS”) regulations, the Fund expects that income and gains derived from the subsidiary to constitute qualifying income, but future regulations, enforcement, guidance or statutory changes in the U.S. or the Cayman Islands could limit the circumstances in which such income gains would be considered qualifying income or otherwise result in the Fund or the subsidiary or both from operating as intended and cause the Fund to make changes to its operations. Such changes could result in adverse tax consequences or decreased investment returns.

The tax considerations above would apply to the Underlying ETF with respect to its investment in the Underlying ETF’s wholly-owned subsidiary.

The rules dealing with U.S. federal income taxation and the rates themselves are constantly under review in the legislative process and by the IRS and the U.S. Treasury Department. Changes in tax laws or regulations or future interpretations of such laws or regulations could adversely affect the Fund and/or the Fund’s shareholders.

See the Funds’ Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Funds.

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NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
September 30, 2024

NOTE 5 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Funds. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by each Fund’s Rule 12b-1 Distribution and Service Plan,brokerage expenses (except that the Adviser will pay any net account or similar fees charged by futures commission merchants), taxes (including tax-related services), interest (including borrowing costs, except that the Adviser will pay net interest expenses incurred in connection with investments in reverse repurchase agreements), litigation expense (including class action-related services), and other non-routine or extraordinary expenses. Per the Advisory Agreement, each Fund pays the below annual rates to the Adviser monthly based on average daily net assets.

ARKC	0.30%
ARKD	0.55%
ARKY	0.30%
ARKA	0.70%
ARKZ	0.70%

Effective May 24, 2024, the Adviser has contractually agreed to waive receipt of its management fees and/or assume expenses of each ARKA and ARKZ to the extent necessary to offset net interest expenses incurred in connection with its respective investments in reverse repurchase agreements (“Fee Waiver”). This agreement shall remain in effect indefinitely and may only be terminated by the Board of Trustees of the Trust. There shall be no recoupment by the Adviser. For the fiscal period ended September 30, 2024, ARKA waived $8,010 of the Adviser’s management fees and ARKZ waived $6,340 of the Adviser’s management fees.

21Shares US LLC (“21Shares” or “Sub-Adviser”), serves as a discretionary investment sub-adviser to the Funds. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for selecting each Fund’s investments in accordance with each Fund’s investment objectives, policies and restrictions, subject to the overall supervision and oversight of the Adviser and the Board. 21Shares will not be responsible for selecting brokers or placing the Fund’s trades. Rather, 21Shares will provide trade recommendations to the Adviser and, in turn, the Adviser will be responsible for selecting brokers and placing the Fund’s trades.

ARK Investment Management LLC (“ARK”), an investment adviser registered with the SEC, serves as investment sub-subadviser to each Fund pursuant to an investment sub-subadvisory agreement between ARK and 21Shares. ARK provides non-discretionary advice to 21Shares related to the spot bitcoin market. 21Shares may, in its sole discretion, consider the advice provided by ARK when making investment decisions for the Fund to the extent 21Shares deems necessary.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Funds’ Custodian.

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NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
September 30, 2024

NOTE 6 – PURCHASES AND SALES OF SECURITIES
For the fiscal period ended September 30, 2024, purchases and sales of securities for each Fund, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
ARKC	$1,235,188	$359,740
ARKD	1,297,578	804,422
ARKY	7,320,095	2,239,946
ARKA	—	—
ARKZ	—	—

For the fiscal period ended September 30, 2024, in-kind transactions associated with creations and redemptions for each Fund were as follows:

	Purchases	Sales
ARKC	$3,081,777	$3,135,499
ARKD	2,989,516	893,937
ARKY	6,087,714	7,265,091
ARKA	—	—
ARKZ	—	—

For the fiscal period ended September 30, 2024, short-term and long-term gains on in-kind transactions for each Fund were as follows:

	Short Term	Long Term
ARKC	$383,043	$—
ARKD	350,566	—
ARKY	962,920	—
ARKA	—	—
ARKZ	—	—

There were no purchases or sales of long-term U.S. Government securities during the fiscal period.

NOTE 7 – TRANSACTIONS WITH AFFILIATES

The ARKC’s (the “Fund”) transactions with affiliates represent holdings for which the Fund and the underlying ARK 21Shares ETFs have the same investment adviser. The ARKC had the following transactions with such affiliated ARK 21Shares ETFs during the fiscal period ended September 30, 2024:

ARKA
Value, Beginning of Period	$—
Purchases	4,316,966
Proceeds from Sales	(3,495,239)
Net Realized Gains (Losses)	512,556
Change in Unrealized Appreciation (Depreciation)	(300,173)
Value, End of Period	$1,034,110
Dividend Income	$551,947

Shares, Beginning of Period	—
Number of Shares Purchased	83,534
Number of Shares Sold	(59,805)
Shares, End of Period	23,729

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NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
September 30, 2024

The ARKD’s (the “Fund”) transactions with affiliates represent holdings for which the Fund and the underlying ARK 21Shares ETFs have the same investment adviser. The ARKD had the following transactions with such affiliated ARK 21Shares ETFs during the fiscal period ended September 30, 2024:

	ARKA	ARKZ
Value, Beginning of Period	$—	$—
Purchases	1,447,167	884,677
Proceeds from Sales	(690,557)	(307,972)
Net Realized Gains (Losses)	152,098	71,242
Change in Unrealized Appreciation (Depreciation)	(164,754)	(127,753)
Value, End of Period	$743,954	$520,194
Dividend Income	$268,564	$15,153

Shares, Beginning of Period	—	—
Number of Shares Purchased	29,735	24,515
Number of Shares Sold	(12,664)	(6,929)
Shares, End of Period	17,071	17,586

The ARKY’s (the “Fund”) transactions with affiliates represent holdings for which the Fund and the underlying ARK 21Shares ETFs have the same investment adviser. The ARKY had the following transactions with such affiliated ARK 21Shares ETFs during the fiscal period ended September 30, 2024:

	ARKA	ARKZ
Value, Beginning of Period	$—	$—
Purchases	5,705,528	7,702,282
Proceeds from Sales	(2,966,968)	(6,538,069)
Net Realized Gains (Losses)	491,766	(404,118)
Change in Unrealized Appreciation (Depreciation)	(664,336)	(118,327)
Value, End of Period	$2,565,990	$641,768
Dividend Income	$702,983	$53,711

Shares, Beginning of Period	—	—
Number of Shares Purchased	119,105	227,776
Number of Shares Sold	(60,225)	(206,080)
Shares, End of Period	58,880	21,696

ARK 21SHARES ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
September 30, 2024

NOTE 8 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes for each Fund at September 30, 2024 were as follows:

	ARKC	ARKD	ARKY
Tax cost of Investments	$2,019,976	$3,107,203	$4,066,472
Gross tax unrealized appreciation	—	481,765	4,001
Gross tax unrealized depreciation	(300,234)	(563,198)	(844,973)
Net tax unrealized appreciation (depreciation)	$(300,234)	$(81,433)	$(840,972)
Undistributed ordinary income	129,556	162,573	—
Undistributed long-term gain	—	—	—
Total distributable earnings	129,556	162,573	—
Other accumulated gain (loss)	—	—	(816,963)
Total accumulated gain (loss)	$(170,678)	$81,140	$(1,657,935)

	ARKA	ARKZ
Tax cost of Investments	$9,531,176	$8,029,185
Gross tax unrealized appreciation	—	—
Gross tax unrealized depreciation	—	—
Net tax unrealized appreciation (depreciation)	$—	$—
Undistributed ordinary income	406,094	9,568
Undistributed long-term gain	—	—
Total distributable earnings	406,094	9,568
Other accumulated gain (loss)	6,465	(175,015)
Total accumulated gain (loss)	$412,559	$(165,447)

The difference between book and tax-basis cost is attributable to the realization for tax purposes of unrealized gains on investments in REITs, partnerships, passive foreign investment companies and wash sales. Under tax law, certain capital and foreign currency losses realized after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

For the fiscal period ended September 30, 2024, the Funds did not defer any post-October capital losses or qualified late year losses.

At September 30, 2024, the Funds had the following capital loss carryforwards that do not expire:

	Unlimited Short-Term	Unlimited Long-Term
ARKC	$—	$—
ARKD	—	—
ARKY	(816,963)	—
ARKA	(703)	—
ARKZ	(239)	—

ARK 21SHARES ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
September 30, 2024

NOTE 9 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by each Fund during the fiscal period ended September 30, 2024, were as follows:

Fiscal Period Ended September 30, 2024
Ordinary Income
ARKC	$563,526
ARKD	269,683
ARKY	750,750
ARKA	3,904,502
ARKZ	222,748

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Funds has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the period subsequent to September 30, 2024, that materially impacted the amounts or disclosures in the Funds’ financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of
ARK 21Shares ETFs and
The Board of Trustees of
EA Series Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of ARK 21Shares Active on-Chain Bitcoin Strategy ETF, ARK 21Shares Blockchain and Digital Economy Innovation ETF, ARK 21Shares Active Bitcoin Ethereum Strategy ETF, ARK 21Shares Active Bitcoin Futures Strategy ETF, and ARK 21Shares Active Ethereum Futures Strategy ETF , (the “Funds”), each a series of EA Series Trust (the “Trust”), including the schedules of investments, as of September 30, 2024, the related statements of operations, statements of changes in net assets, and the financial highlights for each of the periods indicated in the table below, and the related notes (consolidated with respect to ARK 21Shares Active Bitcoin Futures Strategy ETF and ARK 21Shares Active Ethereum Futures Strategy ETF) (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of September 30, 2024, the results of their operations, the changes in their net assets, and their financial highlights (consolidated with respect to ARK 21Shares Active Bitcoin Futures Strategy ETF and ARK 21Shares Active Ethereum Futures Strategy ETF) for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds Constituting EA Series Trust	Statement Of Operations	Statements Of Changes In Net Assets	Financial Highlights
ARK 21Shares Active on-Chain Bitcoin Strategy ETF, ARK 21Shares Blockchain and Digital Economy Innovation ETF, and ARK 21Shares Active Bitcoin Ethereum Strategy ETF	For the period November 14, 2023 (commencement of operations) to September 30, 2024	For the period November 14, 2023 (commencement of operations) to September 30, 2024	For the period November 14, 2023 (commencement of operations) to September 30, 2024
Individual Funds Constituting EA Series Trust	Consolidated Statement Of Operations	Consolidated Statements Of Changes In Net Assets	Consolidated Financial Highlights
ARK 21Shares Active Bitcoin Futures Strategy ETF, and ARK 21Shares Active Ethereum Futures Strategy ETF	For the period November 13, 2023 (commencement of operations) to September 30, 2024	For the period November 13, 2023 (commencement of operations) to September 30, 2024	For the period November 13, 2023 (commencement of operations) to September 30, 2024

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2023.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
November 27, 2024

ARK 21SHARES ETFs
FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal period ended September 30, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income for each Fund were as follows:

ARKC	0.00%
ARKD	0.00%
ARKY	0.00%
ARKA	0.00%
ARKZ	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for each Fund for the fiscal period ended September 30, 2024 were as follows:

ARKC	0.00%
ARKD	0.00%
ARKY	0.00%
ARKA	0.00%
ARKZ	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871 (k)(2)(C) for each Fun for the fiscal period ended September 30, 2024 were as follows:

ARKC	0.00%
ARKD	0.00%
ARKY	0.00%
ARKA	0.00%
ARKZ	0.00%

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser out. See Note 4 to the Financial Statements under Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.
Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

There have been no required recovery of erroneously awarded incentive based compensation to an executive officer from the registrant that required an accounting restatement.

Item 19. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Michael D. Barolsky
Michael D. Barolsky, President (principal executive officer)

Date:	December 4, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael D. Barolsky
Michael D. Barolsky, President (principal executive officer)

Date:	December 4, 2024

By (Signature and Title)	/s/ Sean R. Hegarty
Sean Hegarty, Treasurer (principal financial officer)

Date:	December 4, 2024